Inventories - Summary of Inventories (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Classes of current inventories [abstract]
Finished products	$ 260	$ 269
Intermediate products	202	174
Raw materials	62	75
Materials and supplies	264	250
Inventories	$ 788	$ 768